Condensed Shinhan Financial Group (Parent Company only) Financial Statements (Tables)	12 Months Ended
Dec. 31, 2025
Condensed Financial Information Disclosure [Abstract]
STATEMENTS OF FINANCIAL POSITION
CONDENSED STATEMENTS OF FINANCIAL POSITION

	2024		2025
Assets
Deposits
Banking subsidiaries	~~W~~	12	17
Other		151,131	2,572
Receivables from subsidiaries:
Non-banking subsidiaries		3,837,298	2,951,878
Investment (at equity) in subsidiaries:
Banking subsidiaries		13,797,222	13,797,222
Non-banking subsidiaries		16,826,429	16,926,483
Financial assets at FVTPL		2,552,750	3,160,174
Derivative assets		—	—
Property, equipment and intangible assets, net		12,997	11,947
Other assets
Banking subsidiaries		274,212	641,412
Non-banking subsidiaries		212,703	280,245
Other		7,549	21,877

Total assets	~~W~~	37,672,303	37,793,827

Liabilities and equity
Liabilities
Borrowings	~~W~~	19,914	9,975
Debt securities issued		10,731,336	10,457,205
Accrued expenses & other liabilities		572,878	991,187

Total liabilities		11,324,128	11,458,367

Equity		26,348,175	26,335,460

Total liabilities and equity	~~W~~	37,672,303	37,793,827

CONDENSED STATEMENTS OF INCOME
CONDENSED STATEMENTS OF PROFIT OR LOSS

	2023		2024	2025
Income
Dividends from banking subsidiaries	~~W~~	1,159,525	1,198,816	1,665,372
Dividends from non-banking subsidiaries		626,443	827,141	958,741
Interest income from banking subsidiaries		512	424	613
Interest income from non-banking subsidiaries		92,991	95,231	83,587
Other income		284,072	435,996	250,183

Total income		2,163,543	2,557,608	2,958,496

Expenses
Interest expense		(286,642)	(334,798)	(335,753)
Other expense		(177,484)	(591,058)	(262,215)

Total expenses		(464,126)	(925,856)	(597,968)

Profit before income tax expense		1,699,417	1,631,752	2,360,528

Income tax expense (benefit)		28,406	11,885	(24,929)

Profit for the year	~~W~~	1,671,011	1,619,867	2,385,457

CONDENSED STATEMENTS OF CASH FLOWS
CONDENSED STATEMENTS OF CASH FLOWS

	2023		2024	2025
Cash flows from operating activities
Profit for the year	~~W~~	1,671,011	1,619,867	2,385,457
Non-cash items included in profit for the year		(1,653,331)	(1,634,252)	(2,450,520)
Changes in operating assets and liabilities		187,618	(338,522)	(577,464)
Net interest paid		(172,937)	(228,642)	(240,524)
Dividend received from subsidiaries		1,783,758	2,025,368	2,624,048
Income tax paid		(640)	792	(594)

Net cash inflow from operating activities		1,815,479	1,444,611	1,740,403

Cash flows from investing activities
Net loan origination to non-banking subsidiaries		(11,277)	435,696	905,193
Acquisition of investments in subsidiaries		11	(100,000)	(100,054)
Disposal of investments in subsidiaries		—	32,804	—
Other, net		(303,582)	(152,174)	(10,323)

Net cash inflow (outflow) from investing activities		(314,848)	216,326	794,816

Cash flows from financing activities
Issuance of hybrid bonds		897,646	797,867	797,870
Repayments of hybrid bonds		(1,195,550)	(200,000)	(650,000)
Net changes in borrowings		201,713	(205,684)	(10,300)
Issuance of debt securities issued		2,253,173	1,836,934	2,738,224
Repayments of debt securities issued		(1,709,626)	(1,770,000)	(3,015,000)
Convertible preferred stock conversion cost		(75)	—	—
Dividend paid		(1,461,371)	(1,267,146)	(1,293,828)
Acquisition of treasury stock		(486,919)	(700,300)	(1,250,001)
Payment for disposal of treasury stock		—	297	—
Costs for retirement of treasury stock		(81)	(102)	(69)
Redemption of lease liabilities		(1,708)	(1,619)	(731)

Net cash outflow from financing activities		(1,502,798)	(1,509,753)	(2,683,835)

Effect of exchange rate changes on cash and cash equivalents held		—	—	—

Increase (decrease) in cash and cash equivalents		(2,167)	151,184	(148,616)

Cash and cash equivalents at the beginning of the year		2,186	19	151,203

Cash and cash equivalents at the end of the year	~~W~~	19	151,203	2,587